UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        5/13/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/09
                              RUN DATE: 3/31/09

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   28
                                        --------------------

Form 13F Information Table Value Total:           $64,081
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       2,055   277,700                 SOLE          0      277,700
 ADMINISTAFF INC                  COM         007094105       1,595    75,500                 SOLE          0       75,500
 AMEDISYS INC                     COM         023436108       1,393    50,663                 SOLE          0       50,663
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,878   111,300                 SOLE          0      111,300
 CARBO CERAMICS INC               COM         140781105          57     2,000                 SOLE          0        2,000
 CIMAREX ENERGY                   COM         171798101       2,364   128,600                 SOLE          0      128,600
 COHERENT INC                     COM         192479103       2,547   147,673                 SOLE          0      147,673
 CSG SYS INTL INC                 COM         126349109       5,226   365,986                 SOLE          0      365,986
 CURTISS WRIGHT CORP              COM         231561101       1,411    50,300                 SOLE          0       50,300
 COVANCE INC                      COM         222816100         609    17,100                 SOLE          0       17,100
 CYMER INC                        COM         232572107       1,948    87,517                 SOLE          0       87,517
 EMCOR GROUP INC                  COM         29084Q100       1,827   106,400                 SOLE          0      106,400
 GLOBAL PAYMENTS INC              COM         37940X102       6,342   189,820                 SOLE          0      189,820
 KAYDON CORP                      COM         486587108       4,698   171,891                 SOLE          0      171,891
 LHC GROUP INC                    COM         50187A107       2,671   119,877                 SOLE          0      119,877
 MARINE PRODUCTS CORP             COM         568427108         776   183,032                 SOLE          0      183,032
 MKS INSTRUMENTS INC              COM         55306N104       3,308   225,482                 SOLE          0      225,482
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,826    90,950                 SOLE          0       90,950
 PERINI CORP                      COM         713839108         456    37,100                 SOLE          0       37,100
 PEROT SYSTEMS CORP SERIES A      COM         714265105       3,216   249,700                 SOLE          0      249,700
 PHARMACEUTICAL PROD DEV INC      COM         717124101       3,206   135,176                 SOLE          0      135,176
 ROLLINS INC                      COM         775711104       3,064   178,675                 SOLE          0      178,675
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,149    63,750                 SOLE          0       63,750
 SPSS INC                         COM         78462K102         560    19,700                 SOLE          0       19,700
 SYKES ENTERPRISES INC            COM         871237103       1,056    63,500                 SOLE          0       63,500
 THOR INDUSTRIES                  COM         885160101         918    58,800                 SOLE          0       58,800
 VARIAN INC                       COM         922206107         724    30,500                 SOLE          0       30,500
 WABTEC CORP                      COM         929740108       6,201   235,050                 SOLE          0      235,050
